UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2011 (Unaudited)

Gateway Fund

Shares	Description	Value(†)
Common Stocks – 99.7% of Net Assets

	Aerospace & Defense – 2.6%
477,600	Boeing Co. (The)(b)	$35,308,968
158,067	Goodrich Corp.(b)	13,519,471
453,725	Honeywell International, Inc.(b)	27,091,920
407,774	Raytheon Co.(b)	20,743,463
538,853	United Technologies Corp.(b)	45,613,906

		142,277,728

	Air Freight & Logistics – 0.9%
660,497	United Parcel Service, Inc., Class B(b)	49,088,137

	Airlines – 0.0%
45,763	AMR Corp.(b)(c)	295,629

	Auto Components – 0.1%
162,452	Cooper Tire & Rubber Co.(b)	4,183,139

	Automobiles – 0.2%
813,068	Ford Motor Co.(b)(c)	12,122,844

	Beverages – 2.2%
1,008,475	Coca-Cola Co. (The)(b)	66,912,316
787,572	PepsiCo, Inc.(b)	50,727,513

		117,639,829

	Biotechnology – 0.9%
418,298	Amgen, Inc.(b)(c)	22,358,028
128,705	Biogen Idec, Inc.(b)(c)	9,445,660
20,692	Cephalon, Inc.(b)(c)	1,568,040
232,287	Gilead Sciences, Inc.(b)(c)	9,858,260
61,711	Human Genome Sciences, Inc.(b)(c)	1,693,967
298,241	PDL BioPharma, Inc.(b)	1,729,798

		46,653,753

	Capital Markets – 2.3%
855,505	Charles Schwab Corp. (The)(b)	15,424,755
378,265	Eaton Vance Corp.(b)	12,195,264
235,984	Goldman Sachs Group, Inc. (The)(b)	37,396,384
668,770	Legg Mason, Inc.(b)	24,135,909
1,015,485	Morgan Stanley(b)	27,743,050
70,571	TD Ameritrade Holding Corp.(b)	1,472,817
193,641	Waddell & Reed Financial, Inc., Class A(b)	7,863,761

		126,231,940

	Chemicals – 2.7%
1,071,815	Dow Chemical Co. (The)(b)	40,461,016
896,438	E.I. Du Pont de Nemours & Co.(b)	49,277,197
230,241	Eastman Chemical Co.(b)	22,867,536
81,057	Lubrizol Corp. (The)(b)	10,858,396
40,884	Monsanto Co.(b)	2,954,278
416,346	Olin Corp.(b)	9,542,650

Shares	Description	Value(†)
Common Stocks – continued

	Chemicals – continued
332,996	RPM International, Inc.(b)	$7,901,995

		143,863,068

	Commercial Banks – 2.7%
169,647	Associated Banc-Corp(b)	2,519,258
130,602	FirstMerit Corp.(b)	2,228,070
175,126	Old National Bancorp(b)	1,877,351
12,125	Toronto-Dominion Bank (The)(b)	1,074,154
1,298,566	U.S. Bancorp(b)	34,321,099
3,272,788	Wells Fargo & Co.(b)	103,747,379

		145,767,311

	Commercial Services & Supplies – 0.7%
318,083	Avery Dennison Corp.(b)	13,346,763
84,741	Deluxe Corp.(b)	2,249,026
252,002	R. R. Donnelley & Sons Co.(b)	4,767,878
438,024	Waste Management, Inc.(b)	16,355,816

		36,719,483

	Communications Equipment – 2.0%
2,235,339	Cisco Systems, Inc.(b)	38,336,064
189,614	Motorola Mobility Holdings, Inc.(b)(c)	4,626,582
216,702	Motorola Solutions, Inc.(b)(c)	9,684,412
31,156	Plantronics, Inc.(b)	1,140,933
955,264	QUALCOMM, Inc.(b)	52,377,125

		106,165,116

	Computers & Peripherals – 3.6%
406,347	Apple, Inc.(b)(c)	141,591,612
422,716	Dell, Inc.(b)(c)	6,133,609
1,110,895	Hewlett-Packard Co.(b)	45,513,368

		193,238,589

	Consumer Finance – 0.5%
227,200	American Express Co.(b)	10,269,440
587,193	Discover Financial Services(b)	14,163,095

		24,432,535

	Containers & Packaging – 0.1%
116,207	Sonoco Products Co.(b)	4,210,180

	Distributors – 0.3%
289,418	Genuine Parts Co.(b)	15,524,382

	Diversified Financial Services – 4.2%
3,415,111	Bank of America Corp.(b)	45,523,430
8,353,020	Citigroup, Inc.(b)(c)	36,920,348
76,727	CME Group, Inc., Class A(b)	23,137,027
2,515,601	JPMorgan Chase & Co.(b)	115,969,206
169,784	NYSE Euronext(b)	5,971,303

		227,521,314

	Diversified Telecommunication Services – 3.8%
3,779,256	AT&T, Inc.(b)	115,645,233
1,343,912	Frontier Communications Corp.(b)	11,046,957

Shares	Description	Value(†)
Common Stocks – continued

	Diversified Telecommunication Services – continued
2,020,872	Verizon Communications, Inc.(b)	$77,884,407

		204,576,597

	Electric Utilities – 1.6%
2,014,944	Duke Energy Corp.(b)	36,571,234
78,779	Hawaiian Electric Industries, Inc.(b)	1,953,719
1,028,039	Pepco Holdings, Inc.(b)	19,172,927
585,922	Progress Energy, Inc.(b)	27,034,441

		84,732,321

	Electrical Equipment – 0.7%
563,332	Emerson Electric Co.(b)	32,915,489
100,018	Hubbell, Inc., Class B(b)	7,104,278

		40,019,767

	Electronic Equipment, Instruments & Components – 0.6%
1,105,847	Corning, Inc.(b)	22,813,623
281,534	TE Connectivity Ltd.(b)	9,803,014

		32,616,637

	Energy Equipment & Services – 3.0%
206,697	Baker Hughes, Inc.(b)	15,177,761
60,834	CARBO Ceramics, Inc.(b)	8,584,894
20,844	Diamond Offshore Drilling, Inc.(b)	1,619,579
758,710	Halliburton Co.(b)	37,814,106
501,077	Patterson-UTI Energy, Inc.(b)	14,726,653
846,110	Schlumberger Ltd.(b)	78,908,218
125,788	Tidewater, Inc.(b)	7,528,412

		164,359,623

	Food & Staples Retailing – 1.4%
784,579	CVS Caremark Corp.(b)	26,926,751
185,500	SUPERVALU, Inc.	1,656,515
926,289	Wal-Mart Stores, Inc.(b)	48,213,343

		76,796,609

	Food Products – 1.2%
795,128	ConAgra Foods, Inc.(b)	18,884,290
1,139,732	Kraft Foods, Inc., Class A(b)	35,741,996
726,866	Sara Lee Corp.(b)	12,843,722

		67,470,008

	Gas Utilities – 0.8%
190,728	National Fuel Gas Co.(b)	14,113,872
88,973	Nicor, Inc.(b)	4,777,850
250,900	Oneok, Inc.(b)	16,780,192
142,988	WGL Holdings, Inc.(b)	5,576,532

		41,248,446

	Health Care Equipment & Supplies – 1.1%
383,620	Baxter International, Inc.(b)	20,627,247
499,003	Boston Scientific Corp.(b)(c)	3,587,832
50,220	Covidien PLC(b)	2,608,427
39,242	Intuitive Surgical, Inc.(b)(c)	13,085,637

Shares	Description	Value(†)
Common Stocks – continued

	Health Care Equipment & Supplies – continued
493,516	Medtronic, Inc.(b)	$19,419,855

		59,328,998

	Health Care Providers & Services – 1.9%
510,068	Aetna, Inc.(b)	19,091,845
193,975	Coventry Health Care, Inc.(b)(c)	6,185,863
314,649	Medco Health Solutions, Inc.(b)(c)	17,670,688
804,721	UnitedHealth Group, Inc.(b)	36,373,389
114,280	Universal Health Services, Inc., Class B(b)	5,646,575
248,086	WellPoint, Inc.(b)	17,313,922

		102,282,282

	Health Care Technology – 0.0%
30,692	Quality Systems, Inc.(b)	2,557,871

	Hotels, Restaurants & Leisure – 1.3%
715,082	International Game Technology(b)	11,605,781
709,132	McDonald’s Corp.(b)	53,957,854
56,179	Tim Hortons, Inc.(b)	2,545,471
271,449	Wendy’s/Arby’s Group, Inc., Class A(b)	1,365,388
15,156	Wynn Resorts Ltd.(b)	1,928,601

		71,403,095

	Household Durables – 1.5%
578,219	Leggett & Platt, Inc.(b)	14,166,365
571,545	Newell Rubbermaid, Inc.(b)	10,933,656
444,438	Stanley Black & Decker, Inc.(b)	34,043,951
220,249	Tupperware Brands Corp.(b)	13,151,068
101,757	Whirlpool Corp.(b)	8,685,977

		80,981,017

	Household Products – 1.5%
174,361	Colgate-Palmolive Co.(b)	14,081,394
185,742	Kimberly-Clark Corp.(b)	12,123,380
911,541	Procter & Gamble Co. (The)(b)	56,150,926

		82,355,700

	Industrial Conglomerates – 2.6%
330,837	3M Co.(b)	30,933,259
5,100,357	General Electric Co.(b)	102,262,158
137,501	Tyco International Ltd.(b)	6,155,920

		139,351,337

	Insurance – 2.4%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)(c)	417,413
152,974	Aflac, Inc.(b)	8,073,968
645,415	Allstate Corp. (The)(b)	20,511,289
157,559	American International Group, Inc.(b)(c)	5,536,623
81,188	AON Corp.(b)	4,299,716
295,389	Arthur J. Gallagher & Co.(b)	8,982,779
7,057	Berkshire Hathaway, Inc., Class B(b)(c)	590,177
445,567	Fidelity National Financial, Inc., Class A(b)	6,295,862
449,575	Lincoln National Corp.(b)	13,505,233
376,521	Marsh & McLennan Cos., Inc.(b)	11,224,091

Shares	Description	Value(†)
Common Stocks – continued

	Insurance – continued
102,225	Mercury General Corp.(b)	$4,000,064
517,797	Old Republic International Corp.(b)	6,570,844
149,055	Principal Financial Group, Inc.(b)	4,786,156
217,482	Travelers Cos., Inc. (The)(b)	12,935,829
44,781	Unitrin, Inc.(b)	1,382,837
732,091	XL Group PLC(b)	18,009,439

		127,122,320

	Internet & Catalog Retail – 0.7%
209,208	Amazon.com, Inc.(b)(c)	37,684,637

	Internet Software & Services – 2.1%
245,969	Akamai Technologies, Inc.(b)(c)	9,346,822
66,697	AOL, Inc.(c)	1,302,592
26,489	Baidu, Inc., Sponsored ADR(b)(c)	3,650,449
748,692	eBay, Inc.(b)(c)	23,239,400
113,222	Google, Inc., Class A(b)(c)	66,371,869
198,866	VeriSign, Inc.(b)	7,200,938

		111,112,070

	IT Services – 3.8%
656,079	Automatic Data Processing, Inc.(b)	33,663,414
159,578	Broadridge Financial Solutions, Inc.(b)	3,620,825
340,451	Cognizant Technology Solutions Corp., Class A(b)(c)	27,712,711
256,064	Fidelity National Information Services, Inc.(b)	8,370,732
521,088	International Business Machines Corp.(b)	84,973,820
32,426	Lender Processing Services, Inc.(b)	1,043,793
756,337	Paychex, Inc.(b)	23,718,728
87,814	Visa, Inc., Class A(b)	6,464,867
825,629	Western Union Co.(b)	17,148,314

		206,717,204

	Leisure Equipment & Products – 0.4%
393,969	Eastman Kodak Co.(b)(c)	1,272,520
750,289	Mattel, Inc.(b)	18,704,705

		19,977,225

	Machinery – 3.4%
201,738	Caterpillar, Inc.(b)	22,463,526
361,283	Cummins, Inc.(b)	39,603,842
351,410	Deere & Co.(b)	34,048,115
559,908	Eaton Corp.(b)	31,041,300
209,797	Parker Hannifin Corp.(b)	19,863,580
108,640	Pentair, Inc.(b)	4,105,506
106,186	Snap-on, Inc.(b)	6,377,531
175,366	SPX Corp.(b)	13,922,307
197,385	Timken Co. (The)(b)	10,323,235

		181,748,942

	Media – 2.6%
697,127	News Corp., Class B(b)	12,980,505
348,448	Omnicom Group, Inc.(b)	17,094,859
231,665	Time Warner Cable, Inc.(b)	16,526,981
762,080	Time Warner, Inc.(b)	27,206,256

Shares	Description	Value(†)
Common Stocks – continued

	Media – continued
70,387	Virgin Media, Inc.(b)	$1,956,055
1,539,640	Walt Disney Co. (The)(b)	66,343,087

		142,107,743

	Metals & Mining – 1.2%
1,418,696	Alcoa, Inc.(b)	25,039,984
95,487	Cia Siderurgica Nacional SA, Sponsored ADR(b)	1,590,813
132,610	Freeport-McMoRan Copper & Gold, Inc.(b)	7,366,485
386,415	Gerdau SA, Sponsored ADR(b)	4,830,188
278,276	Nucor Corp.(b)	12,806,262
183,041	Southern Copper Corp.(b)	7,371,061
62,688	Steel Dynamics, Inc.(b)	1,176,654
117,586	Worthington Industries, Inc.(b)	2,459,899

		62,641,346

	Multi Utilities – 1.8%
624,100	Ameren Corp.(b)	17,518,487
227,275	CenterPoint Energy, Inc.(b)	3,990,949
543,789	Consolidated Edison, Inc.(b)	27,580,978
300,309	Integrys Energy Group, Inc.(b)	15,168,608
135,552	OGE Energy Corp.(b)	6,853,509
775,455	Public Service Enterprise Group, Inc.(b)	24,434,587

		95,547,118

	Multiline Retail – 1.0%
438,777	J.C. Penney Co., Inc.(b)	15,756,482
759,444	Macy’s, Inc.(b)	18,424,111
394,421	Nordstrom, Inc.(b)	17,701,615
2,455	Sears Holdings Corp.(b)(c)	202,906

		52,085,114

	Oil, Gas & Consumable Fuels – 10.0%
802,775	Chesapeake Energy Corp.(b)	26,909,018
1,165,249	Chevron Corp.(b)	125,182,700
62,917	CNOOC Ltd., Sponsored ADR(b)	15,920,518
980,349	ConocoPhillips(b)	78,290,671
206,824	CONSOL Energy, Inc.(b)	11,091,971
2,273,685	ExxonMobil Corp.(b)	191,285,119
646,425	Occidental Petroleum Corp.(b)	67,544,948
408,301	Southwestern Energy Co.(b)(c)	17,544,694
124,543	StatoilHydro ASA, Sponsored ADR(b)	3,442,369
36,523	Total SA, Sponsored ADR(b)	2,226,807

		539,438,815

	Paper & Forest Products – 0.4%
715,259	MeadWestvaco Corp.(b)	21,693,805

	Personal Products – 0.2%
478,177	Avon Products, Inc.(b)	12,929,906

	Pharmaceuticals – 5.9%
991,063	Abbott Laboratories(b)	48,611,640
137,799	Bristol-Myers Squibb Co.(b)	3,642,028
248,791	Eli Lilly & Co.(b)	8,749,979

Shares	Description	Value(†)
Common Stocks – continued

	Pharmaceuticals – continued
209,197	GlaxoSmithKline PLC, Sponsored ADR(b)	$8,035,257
1,253,799	Johnson & Johnson(b)	74,287,591
2,003,023	Merck & Co., Inc.(b)	66,119,789
5,355,390	Pfizer, Inc.(b)	108,767,971
10,511	Teva Pharmaceutical Industries, Ltd., Sponsored ADR(b)	527,337

		318,741,592

	Professional Services – 0.1%
63,758	Dun & Bradstreet Corp.(b)	5,115,942

	REITs - Diversified – 0.7%
1,079,747	Duke Realty Corp.(b)	15,127,256
709,829	Liberty Property Trust(b)	23,353,374

		38,480,630

	REITs - Healthcare – 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	2,785,313
519,813	Nationwide Health Properties, Inc.(b)	22,107,647
455,357	Senior Housing Properties Trust(b)	10,491,425

		35,384,385

	REITs - Mortgage – 0.2%
708,312	Annaly Capital Management, Inc.(b)	12,360,045
30,443	Hatteras Financial Corp.(b)	856,057

		13,216,102

	REITs - Office Property – 0.3%
436,313	Mack-Cali Realty Corp.(b)	14,791,011

	Road & Rail – 0.7%
447,697	CSX Corp.(b)	35,188,984

	Semiconductors & Semiconductor Equipment – 2.6%
726,190	Advanced Micro Devices, Inc.(b)(c)	6,245,234
60,696	Altera Corp.(b)	2,671,838
289,707	Analog Devices, Inc.(b)	11,408,662
134,949	Applied Materials, Inc.(b)	2,107,903
10,582	First Solar, Inc.(b)(c)	1,702,009
2,709,753	Intel Corp.(b)	54,655,718
279,470	Linear Technology Corp.(b)	9,398,576
61,185	Maxim Integrated Products, Inc.(b)	1,566,336
346,837	Microchip Technology, Inc.(b)	13,183,274
503,376	National Semiconductor Corp.(b)	7,218,412
383,364	NVIDIA Corp.(b)(c)	7,076,900
531,957	Texas Instruments, Inc.(b)	18,384,434
201,759	Xilinx, Inc.(b)	6,617,695

		142,236,991

	Software – 4.1%
568,169	Activision Blizzard, Inc.(b)	6,232,814
323,438	Adobe Systems, Inc.(b)(c)	10,725,204
262,973	Autodesk, Inc.(b)(c)	11,599,739
4,311,396	Microsoft Corp.(b)	109,337,003
2,252,874	Oracle Corp.(b)	75,178,405

Shares	Description	Value(†)
Common Stocks – continued

	Software – continued
361,045	Symantec Corp.(b)(c)	$6,693,774

		219,766,939

	Specialty Retail – 2.8%
195,714	Abercrombie & Fitch Co., Class A(b)	11,488,412
404,803	American Eagle Outfitters, Inc.(b)	6,432,320
222,024	Best Buy Co., Inc.(b)	6,376,529
183,146	Foot Locker, Inc.(b)	3,611,639
233,424	Gap, Inc. (The)(b)	5,289,388
1,270,660	Home Depot, Inc. (The)(b)	47,090,660
526,854	Limited Brands, Inc.(b)	17,322,959
830,594	Lowe’s Cos., Inc.(b)	21,952,599
446,146	RadioShack Corp.(b)	6,696,651
310,054	Tiffany & Co.(b)	19,049,718
59,120	TJX Cos., Inc. (The)(b)	2,940,038

		148,250,913

	Thrifts & Mortgage Finance – 0.3%
145,055	Capitol Federal Financial, Inc.(b)	1,634,770
945,396	New York Community Bancorp, Inc.(b)	16,317,535

		17,952,305

	Tobacco – 2.0%
1,360,139	Altria Group, Inc.(b)	35,404,418
841,185	Philip Morris International, Inc.(b)	55,206,972
352,004	Reynolds American, Inc.(b)	12,506,702
187,661	Vector Group Ltd.(b)	3,244,659

		106,362,751

	Trading Companies & Distributors – 0.1%
130,960	GATX Corp.(b)	5,062,914

	Wireless Telecommunication Services – 0.2%
186,329	Clearwire Corp., Class A(b)(c)	1,041,579
260,608	Vodafone Group PLC, Sponsored ADR(b)	7,492,480

		8,534,059

	Total Common Stocks (Identified Cost $3,353,040,241)	5,365,907,048

Contracts
Purchased Options – 0.5%

	Index Options – 0.5%
5,409	On S&P 500 Index, Put expiring April 16, 2011 at 1175(d)	392,153
5,409	On S&P 500 Index, Put expiring April 16, 2011 at 1200(d)	594,990
5,008	On S&P 500 Index, Put expiring May 21, 2011 at 1175(d)	2,428,880
4,998	On S&P 500 Index, Put expiring May 21, 2011 at 1200(d)	3,273,690
3,951	On S&P 500 Index, Put expiring June 18, 2011 at 1125(d)	2,429,865
6,887	On S&P 500 Index, Put expiring June 18, 2011 at 1175(d)	6,783,695
8,340	On S&P 500 Index, Put expiring June 18, 2011 at 1200(d)	10,383,300

	Total Purchased Options (Identified Cost $55,581,668)	26,286,573

Principal Amount	Description	Value (†)
Short-Term Investments – 3.0%
$164,985,798	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 03/31/2011 at 0.000% to be repurchased at $164,985,798 on 04/01/2011 collateralized by $176,910,000 Federal Home Loan Mortgage Corp., 3.310% due 11/10/2020 valued at $168,285,638 including accrued interest(e) (Identified Cost $164,985,798)	$164,985,798

	Total Investments – 103.2% (Identified Cost $3,573,607,707)(a)	5,557,179,419
	Other assets less liabilities – (3.2)%	(173,467,740)

	Net Assets – 100.0%	$5,383,711,679

Contracts
Written Options – (3.4%)

	Index Options – (3.4%)
4,924	On S&P 500 Index, Call expiring April 16, 2011 at 1250(d)	$(37,914,800)
4,920	On S&P 500 Index, Call expiring April 16, 2011 at 1275(d)	(26,469,600)
5,301	On S&P 500 Index, Call expiring April 16, 2011 at 1285(d)	(23,854,500)
4,876	On S&P 500 Index, Call expiring April 16, 2011 at 1300(d)	(15,847,000)
4,987	On S&P 500 Index, Call expiring April 16, 2011 at 1325(d)	(7,455,565)
5,221	On S&P 500 Index, Call expiring May 21, 2011 at 1300(d)	(23,755,550)
4,896	On S&P 500 Index, Call expiring May 21, 2011 at 1325(d)	(14,394,240)
4,877	On S&P 500 Index, Call expiring June 18, 2011 at 1275(d)	(34,968,090)

	Total Written Options (Premium Received $147,171,255)	$(184,659,345)

(†)	Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Exchange-traded index options are valued at the average of the closing bid and ask quotations. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued at their net asset value each day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of March 31, 2011, purchased options were fair valued at $26,286,573 and written options were fair valued at $184,659,345.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2011, the net unrealized appreciation on investments based on a cost of $3,573,607,707 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,037,709,756
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(54,138,044)

Net unrealized appreciation	$1,983,571,712

At December 31, 2010, the Fund had a capital loss carryforward of $1,544,374,583 of which $145,737,404 expires on December 31, 2014, $1,005,056,628 expires on December 31, 2017 and $393,580,551 expires on December 31, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect as of the report date limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if applicable, may expire unused. Management is currently evaluating the complete impact of the Act on the Fund’s financial statements.

(b)	All or a portion of this security is held as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. The Fund writes (sells) index call options and purchases index put options.

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(e)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels list below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•

Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011, at value:

Asset Valuation Inputs
Description*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,365,907,048	$—	$—	$5,365,907,048
Purchased Options	—	26,286,573	—	26,286,573
Short-Term Investments	—	164,985,798	—	164,985,798

Total	$5,365,907,048	$191,272,371	$—	$5,557,179,419

Liability Valuation Inputs
Description*	Level 1	Level 2	Level 3	Total
Written Options	$—	$(184,659,345)	$—	$(184,659,345)

*Major	categories of the Fund’s investments are included above.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund currently uses include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2011, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2011:

Asset Derivatives	Equity Contracts
Purchased Options	$26,286,573

Liability Derivatives	Equity Contracts
Written Options	$(184,659,345)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2010	40,622	$150,321,823
Options written	86,306	263,996,915
Options terminated in closing purchase transactions	(86,926)	(267,147,483)
Options expired	—	—

Outstanding at 3/31/2011	40,002	$147,171,255

Industry Summary at March 31, 2011 (Unaudited)

Oil, Gas & Consumable Fuels	10.0%
Pharmaceuticals	5.9
Diversified Financial Services	4.2
Software	4.1
IT Services	3.8
Diversified Telecommunication Services	3.8
Computers & Peripherals	3.6
Machinery	3.4
Energy Equipment & Services	3.0
Specialty Retail	2.8
Commercial Banks	2.7
Chemicals	2.7
Aerospace & Defense	2.6
Semiconductors & Semiconductor Equipment	2.6
Media	2.6
Industrial Conglomerates	2.6
Insurance	2.4
Capital Markets	2.3
Beverages	2.2
Internet Software & Services	2.1
Tobacco	2.0
Communications Equipment	2.0
Other Investments, less than 2% each	26.8
Short-Term Investments	3.0

Total Investments	103.2
Other assets less liabilities (including written options)	(3.2)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.
(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 20, 2011

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 20, 2011